Consolidated Statement of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (35,734)	$ (71,999)	$ (12,359)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(62)	(1,709)	2,207
Other comprehensive (loss) income, net of tax of nil	(62)	(1,709)	2,207
Comprehensive income (loss)	(35,796)	(73,708)	(10,152)
Less: comprehensive (loss) income attributable to noncontrolling interest	504	(308)	298
Comprehensive income (loss) attributable to Borqs Technologies, Inc.	$ (36,300)	$ (73,400)	$ (10,450)